Award Timing Disclosure	12 Months Ended
Jan. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our compensation committee has historically followed a practice of generally making all equity awards to our senior corporate leaders, practice leaders and other key revenue generators on one or two dates each year. In fiscal 2025, the compensation committee made equity awards under our LTIP program on May 20, 2025 to Messrs. Maleh, Holmes and Yellin, and on August 4, 2025 to Dr. Nierenberg and Mr. Langan. The compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards, including stock options, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal 2025, no stock options were granted to the executive officers.

Award Timing Method	Our compensation committee has historically followed a practice of generally making all equity awards to our senior corporate leaders, practice leaders and other key revenue generators on one or two dates each year. In fiscal 2025, the compensation committee made equity awards under our LTIP program on May 20, 2025 to Messrs. Maleh, Holmes and Yellin, and on August 4, 2025 to Dr. Nierenberg and Mr. Langan.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards, including stock options, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false